Significant Accounting Policies - Consolidated VIEs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shareholder subsidiary	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
VIEs
Interest-free loans to nominee shareholders of VIEs	$ 262,200,000	$ 68,900,000
Aggregate accumulated losses	34,900,000	70,500,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,583,884,000	1,030,936,000	$ 880,669,000
Net income (loss)	349,563,000	277,308,000	35,723,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	596,290,000	443,649,000	328,138,000
Net cash used in investing activities	(987,947,000)	945,798,000	(1,025,896,000)
Net cash provided by financing activities	886,970,000	(603,410,000)	396,352,000
Net increase (decrease) in cash, cash equivalents and restricted cash	557,772,000	744,840,000	(319,591,000)
Restricted cash	216,151,000	241,306,000
Accrued expenses and other current liabilities	446,779,000	452,751,000
Amount due to customers related to SINA Pay	216,151,000	241,306,000
Income taxes payable	102,458,000	40,127,000
Service fees revenue charged by wholly owned subsidiaries	$ 784,800,000	467,600,000	352,600,000
Number of wholly owned subsidiaries established to engage directly in advertising business | subsidiary	2
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Total assets	$ 1,007,355,000	591,695,000
Total liabilities	689,459,000	571,551,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,372,419,000	893,010,000	743,535,000
Net income (loss)	35,649,000	(26,627,000)	(14,378,000)
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	(78,813,000)	139,225,000	368,185,000
Net cash used in investing activities	(70,971,000)	(152,719,000)	(177,175,000)
Net cash provided by financing activities	128,730,000	37,021,000	20,280,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(21,054,000)	23,527,000	$ 211,290,000
Cash, cash equivalents and short-term investments	187,400,000	174,900,000
Restricted cash	216,200,000	241,300,000
Accrued expenses and other current liabilities	327,100,000	221,000,000
Amount due to customers related to SINA Pay	216,200,000	241,300,000
Income taxes payable	29,000,000	22,100,000
Deferred revenues	99,000,000	72,400,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	$ 336,800,000	$ 100,200,000
Term of loan agreements (in years)	10 years
Period of due date of the last guaranteed debt (in years)	3 years
Term of trademark license agreements (in years)	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 121,700,000
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,200,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 24,800,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 84,900,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	4
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 8,700,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Weiju
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 3,700,000